Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 14,370	$ 654	$ 41,764	$ 3,863
Other Comprehensive income:
Foreign currency translation (loss) / gain	(180)	(48)	(235)	33
Total Comprehensive income:	14,190	606	41,529	3,896
Total Comprehensive income / attributable to:
Stockholders of Navigator Holdings Ltd.:	13,842	212	40,825	3,113
Non-controlling interest	348	394	704	783
Total Comprehensive income:	$ 14,190	$ 606	$ 41,529	$ 3,896